AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2021

(unaudited)

Principal Amount	Corporate Bonds (97.3%)	Value	(a)
	Communication Services (9.2%)
	Advertising Services (1.6%)
	Advantage Sales & Marketing, Inc.
$ 2,850,000	6.500%, 11/15/28 144A	$ 2,970,384

	Broadcast Services/Program (1.6%)
	Nexstar Broadcasting, Inc.
2,800,000	5.625%, 07/15/27 144A	2,962,330

	Cable/Satellite TV (0.7%)
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,176,000	5.500%, 05/01/26 144A	1,212,785

	Computer Software (1.1%)
	Rackspace Technology Global, Inc.
2,100,000	5.375%, 12/01/28 144A	2,063,250

	E-Commerce/Services (1.0%)
	Cars.com, Inc.
1,850,000	6.375%, 11/01/28 144A	1,951,750

	Telephone - Integrated (0.5%)
	Level 3 Financing, Inc.
925,000	5.375%, 05/01/25	944,945

	Theaters (2.7%)
	Live Nation Entertainment, Inc.
1,475,000	4.875%, 11/01/24 144A	1,491,476
3,550,000	4.750%, 10/15/27 144A	3,607,634
		5,099,110
	Total Communication Services	17,204,554

	Consumer Discretionary (21.1%)
	Building - Residential/Commercial (1.5%)
	Century Communities, Inc.
1,175,000	6.750%, 06/01/27	1,254,301

	Shea Homes LP/Shea Homes Funding Corp.
1,525,000	4.750%, 02/15/28 144A	1,568,844

		2,823,145
	Casinos & Gaming (5.0%)
	Boyd Gaming Corp.
1,500,000	4.750%, 12/01/27	1,546,035

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Discretionary (continued)
	Caesars Entertainment, Inc.
$ 4,100,000	6.250%, 07/01/25 144A	$ 4,316,306
2,250,000	8.125%, 07/01/27 144A	2,529,506

	Scientific Games International, Inc.
900,000	8.625%, 07/01/25 144A	974,641

		9,366,488
	Funeral Services & Related Items (0.6%)
	Service Corp. International/US
1,000,000	5.125%, 06/01/29	1,087,150

	Hotels & Motels (0.8%)
	Marriott Ownership Resorts Inc./ILG LLC
1,450,000	4.750%, 01/15/28	1,479,000

	Racetracks (5.2%)
	Churchill Downs, Inc.
3,350,000	5.500%, 04/01/27 144A	3,475,625
2,000,000	4.750%, 01/15/28 144A	2,092,500

	Penn National Gaming, Inc.
4,000,000	5.625%, 01/15/27 144A	4,120,000

		9,688,125
	Retail - Automobile (3.7%)
	Carvana Co.
2,875,000	5.625%, 10/01/25 144A	2,972,031
2,750,000	5.500%, 04/15/27 144A	2,806,925

	Sonic Automotive, Inc.
1,150,000	6.125%, 03/15/27	1,195,184

		6,974,140
	Retail - Misc/Diversified (1.1%)
	Bath & Body Works, Inc.
870,000	6.694%, 01/15/27	1,002,675
1,000,000	7.500%, 06/15/29	1,140,475

		2,143,150
	Retail - Restaurants (0.6%)
	Dave & Buster's, Inc.
990,000	7.625%, 11/01/25 144A	1,059,260

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Discretionary (continued)
	Retail - Sporting Goods (1.2%)
	Academy Ltd.
$ 2,050,000	6.000%, 11/15/27 144A	$ 2,214,000

	Rubber - Tires (1.4%)
	The Goodyear Tire & Rubber Co.
1,700,000	5.000%, 05/31/26	1,744,625
750,000	4.875%, 03/15/27	809,063
		2,553,688
	Total Consumer Discretionary	39,388,146

	Consumer Staples (7.3%)
	Food - Canned (2.0%)
	Del Monte Foods, Inc.
3,350,000	11.875%, 05/15/25 144A	3,777,125

	Food - Miscellaneous/Diversified (0.5%)
	B&G Foods, Inc.
900,000	5.250%, 04/01/25	921,465

	Food - Retail (2.5%)
	Albertsons Companies, Inc./Safeway, Inc.
1,325,000	4.625%, 01/15/27 144A	1,389,970
1,300,000	5.875%, 02/15/28 144A	1,384,500

	SEG Holding LLC/ SEG Finance Corp.
1,875,000	5.625%, 10/15/28 144A	1,954,688

		4,729,158
	Food - Wholesale/Distributors (2.3%)
	Performance Food Group, Inc.
1,075,000	6.875%, 05/01/25 144A	1,139,500

	United Natural Foods, Inc.
1,925,000	6.750%, 10/15/28 144A	2,083,813

	US Foods, Inc.
1,000,000	4.750%, 02/15/29 144A	1,026,250
		4,249,563
	Total Consumer Staples	13,677,311

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Energy (5.9%)
	Midstream Oil & Gas (3.8%)
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
$ 1,100,000	5.750%, 04/01/25	$ 1,123,375

	Global Partners LP/GLP Finance Corp.
1,175,000	7.000%, 08/01/27	1,224,938

	New Fortress Energy, Inc.
1,800,000	6.750%, 09/15/25 144A	1,732,500

	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,950,000	5.875%, 04/15/26	3,080,906

		7,161,719
	Oil Company - Exploration & Production (0.6%)
	PDC Energy, Inc.
1,000,000	6.125%, 09/15/24	1,015,000

	Oil Refining & Marketing (0.6%)
	Sunoco LP/Sunoco Finance Corp.
1,100,000	5.500%, 02/15/26	1,122,110

	Oil - Field Services (0.9%)
	ChampionX Corp.
476,000	6.375%, 05/01/26	495,040

	USA Compression Partners LP/USA Compression Finance Corp.
1,200,000	6.875%, 04/01/26	1,249,442
		1,744,482
	Total Energy	11,043,311

	Financials (21.6%)
	Finance - Auto Loans (0.8%)
	Credit Acceptance Corp.
1,350,000	6.625%, 03/15/26	1,410,750

	Finance - Investment Banker/Broker (3.0%)
	LPL Holdings, Inc.
5,375,000	4.625%, 11/15/27 144A	5,576,563

	Finance - Mortgage Loan/Banker (2.2%)
	LD Holdings Group LLC
1,500,000	6.500%, 11/01/25 144A	1,496,250
2,850,000	6.125%, 04/01/28 144A	2,686,125
		4,182,375

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Financials (continued)
	Real Estate Management/Service (4.7%)
	Cushman & Wakefield
$ 3,100,000	6.750%, 05/15/28 144A	$ 3,363,500

	Realogy Group LLC/Realogy Co-Issuer Corp.
5,000,000	9.375%, 04/01/27 144A	5,493,750
		8,857,250
	Real Estate Operator/Developer (0.4%)
	The Howard Hughes Corp.
730,000	5.375%, 08/01/28 144A	769,238

	REITS - Diversified (3.8%)
	iStar, Inc.
3,000,000	5.500%, 02/15/26	3,135,000

	New Residential Investment Corp.
1,875,000	6.250%, 10/15/25 144A	1,889,559

	VICI Properties LP/VICI Note Co., Inc.
2,000,000	4.625%, 12/01/29 144A	2,150,000
		7,174,559
	REITS - Hotels (5.7%)
	RHP Hotel Properties LP/RHP Finance Corp.
4,625,000	4.750%, 10/15/27	4,786,736

	Service Properties Trust
1,100,000	4.500%, 06/15/23	1,122,022
1,950,000	4.650%, 03/15/24	1,969,500
825,000	4.350%, 10/01/24	835,915

	XHR LP
1,800,000	6.375%, 08/15/25 144A	1,909,585
		10,623,758
	REITS - Storage (1.0%)
	Iron Mountain, Inc.
925,000	4.875%, 09/15/27 144A	960,317
875,000	5.250%, 03/15/28 144A	914,375
		1,874,692
	Total Financials	40,469,185

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Healthcare (6.1%)
	Diagnostic Equipment (0.6%)
	Avantor Funding, Inc.
$ 1,000,000	4.625%, 07/15/28 144A	$ 1,052,500

	Disposable Medical Products (0.6%)
	Teleflex, Inc.
1,100,000	4.250%, 06/01/28 144A	1,142,999

	Medical Laboratories & Testing Services (1.6%)
	Catalent Pharma Solutions, Inc.
500,000	3.125%, 02/15/29 144A	490,975

	IQVIA, Inc.
1,150,000	5.000%, 10/15/26 144A	1,178,601

	MEDNAX, Inc.
1,250,000	6.250%, 01/15/27 144A	1,314,063
		2,983,639
	Medical - Drugs (1.2%)
	Bausch Health Companies, Inc.
2,202,000	6.125%, 04/15/25 144A	2,247,471

	Medical - Hospitals (1.0%)
	Prime Healthcare Services, Inc.
1,800,000	7.250%, 11/01/25 144A	1,930,500

	Medical - Wholesale Drug Distribution (1.1%)
	AdaptHealth LLC
1,850,000	6.125%, 08/01/28 144A	1,965,625
	Total Healthcare	11,322,734

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Industrials (14.9%)
	Aerospace/Defense - Equipment (1.2%)
	TransDigm, Inc.
$ 2,250,000	6.375%, 06/15/26	$ 2,321,235

	Auto - Medium & Heavy Duty Trucks (1.9%)
	JB Poindexter & Co., Inc.
3,350,000	7.125%, 04/15/26 144A	3,525,875

	Building & Construction Products - Miscellaneous (0.5%)
	Builders FirstSource, Inc.
825,000	5.000%, 03/01/30 144A	879,145

	Building - Heavy Construction (0.8%)
	Tutor Perini Corp.
1,400,000	6.875%, 05/01/25 144A	1,431,500

	Building Products - Doors & Windows (0.2%)
	PGT Innovations, Inc.
366,000	4.375%, 10/01/29 144A	368,745

	Electric Products - Miscellaneous (0.4%)
	WESCO Distribution, Inc.
750,000	7.250%, 06/15/28 144A	830,625

	Human Resources (0.9%)
	ASGN, Inc.
1,575,000	4.625%, 05/15/28 144A	1,630,125

	Transportation - Air Freight (0.9%)
	Cargo Aircraft Management, Inc.
1,650,000	4.750%, 02/01/28 144A	1,706,100

	Transportation - Equipment & Leasing (2.4%)
	Fortress Transportation and Infrastructure Investors LLC
1,950,000	6.500%, 10/01/25 144A	2,007,291
2,250,000	9.750%, 08/01/27 144A	2,548,125
		4,555,416
	Transportation - Rail (2.0%)
	Watco Companies LLC
3,550,000	6.500%, 06/15/27 144A	3,798,500

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Industrials (continued)
	Waste Management (3.7%)
	Covanta Holding Corp.
$ 1,625,000	5.875%, 07/01/25	$ 1,677,813

	GFL Environmental, Inc.
1,125,000	5.125%, 12/15/26 144A	1,181,374

	Waste Pro USA, Inc.
4,000,000	5.500%, 02/15/26 144A	4,040,000
		6,899,187
	Total Industrials	27,946,453

	Information Technology (9.7%)
	Applications Software (1.0%)
	SS&C Technologies, Inc.
1,825,000	5.500%, 09/30/27 144A	1,927,077

	Commercial Services - Finance (0.5%)
	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
875,000	4.625%, 11/01/26 144A	913,281

	Communications Software (1.1%)
	Avaya, Inc.
1,900,000	6.125%, 09/15/28 144A	1,997,793

	Computer Services (0.6%)
	Unisys Corp.
1,100,000	6.875%, 11/01/27 144A	1,201,750

	Computer Software (0.5%)
	Camelot Finance SA
1,000,000	4.500%, 11/01/26 144A	1,038,750

	Consulting Services (0.6%)
	Gartner, Inc.
1,000,000	4.500%, 07/01/28 144A	1,050,000

	Office Automation & Equipment (0.5%)
	CDW LLC/CDW Finance Corp.
825,000	4.250%, 04/01/28	861,486

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Information Technology (continued)
	Semiconductor Equipment (0.5%)
	Entegris, Inc.
$ 1,000,000	4.375%, 04/15/28 144A	$ 1,047,500

	Telecommunication Equipment (3.0%)
	CommScope Technologies LLC
5,500,000	6.000%, 06/15/25 144A	5,568,750

	Transactional Software (0.4%)
	Black Knight InfoServ LLC
750,000	3.625%, 09/01/28 144A	753,750

	Wireless Equipment (1.0%)
	Viasat, Inc.
1,800,000	5.625%, 09/15/25 144A	1,824,178
	Total Information Technology	18,184,315

	Materials (1.5%)
	Chemicals - Specialty (0.1%)
	Diamond BC BV
183,000	4.625%, 10/01/29 144A	185,745

	Containers - Metal/Glass (0.3%)
	Ball Corp.
500,000	2.875%, 08/15/30	485,313

	Containers - Paper/Plastic (0.6%)
	Berry Global, Inc.
1,000,000	5.625%, 07/15/27 144A	1,056,710

	Paper & Related Products (0.5%)
	Mercer International, Inc.
975,000	5.500%, 01/15/26	995,719
	Total Materials	2,723,487
	Total Corporate Bonds (cost $180,021,566)	181,959,496

Shares	Short-Term Investment (3.0%)
5,595,369	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%* (cost $5,595,369)	5,595,369

Total Investments (cost $185,616,935 - note b)	100.3%	187,554,865
Other assets less liabilities	(0.3)	(561,738)
Net Assets	100.0%	$ 186,993,127

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Portfolio Distribution	Percent of Investments
Advertising Services	1.6%
Aerospace/Defense - Equipment	1.3
Applications Software	1.1
Auto - Medium & Heavy Duty Trucks	1.9
Broadcast Services/Program	1.6
Building - Heavy Construction	0.8
Building - Residential/Commercial	1.5
Building & Construction Products - Miscellaneous	0.5
Building Products - Doors & Windows	0.2
Cable/Satellite TV	0.7
Casinos & Gaming	5.1
Chemicals - Specialty	0.1
Commercial Services - Finance	0.5
Communications Software	1.1
Computer Services	0.7
Computer Software	1.7
Consulting Services	0.6
Containers - Metal/Glass	0.3
Containers - Paper/Plastic	0.6
Diagnostic Equipment	0.6
Disposable Medical Products	0.6
E-Commerce/Services	1.1
Electric Products - Miscellaneous	0.5
Finance - Auto Loans	0.8
Finance - Investment Banker/Broker	3.1
Finance - Mortgage Loan/Banker	2.3
Food - Canned	2.1
Food - Miscellaneous/Diversified	0.5
Food - Retail	2.6
Food - Wholesale/Distributors	2.3
Funeral Services & Related Items	0.6
Hotels & Motels	0.8
Human Resources	0.9
Medical - Drugs	1.2
Medical - Hospitals	1.1
Medical - Wholesale Drug Distribution	1.1
Medical Laboratories & Testing Services	1.6
Midstream Oil & Gas	3.9
Office Automation & Equipment	0.5
Oil Company - Exploration & Production	0.6
Oil - Field Services	1.0
Oil Refining & Marketing	0.6
Paper & Related Products	0.5
Racetracks	5.3
Real Estate Management/Service	4.9
Real Estate Operator/Developer	0.4

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Portfolio Distribution	Percent of Investments
REITS - Diversified	3.9
REITS - Hotels	5.8
REITS - Storage	1.0
Retail - Automobile	3.8
Retail - Misc/Diversified	1.2
Retail - Restaurants	0.6
Retail - Sporting Goods	1.2
Rubber - Tires	1.4
Semiconductor Equipment	0.6
Telecommunication Equipment	3.1
Telephone - Integrated	0.5
Theaters	2.8
Transactional Software	0.4
Transportation - Air Freight	0.9
Transportation - Equipment & Leasing	2.5
Transportation - Rail	2.1
Waste Management	3.8
Wireless Equipment	1.0
100.0%

* The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2021

(unaudited)

(a)       Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)       At September 30, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $186,024,328 amounted to $1,530,537, which consisted of aggregate gross unrealized appreciation of $2,293,321 and aggregate gross unrealized depreciation of $762,784.

(c)       Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$5,595,369
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	181,959,496
Level 3 – Significant Unobservable Inputs	—
Total	$187,554,865
+See schedule of investments for a detailed listing of securities.

(d)       Subsequent Event: On October 1, 2021, Three Peaks Capital Management, LLC will no longer serve as Sub-Adviser to the Fund. Aquila Investment Management will remain as the Fund's Investment Adviser. No Material changes to the Fund's investment objective, principal investment strategies, fees or expenses are currently anticipated in connection with the change. Effective October 1, 2021, the Fund was renamed Aquila High Income Fund.